Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
16. Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(156,124)	$(59,414)
Less: Deemed dividend to preferred stockholders (see Note 11)	(9,484)	(5,353)

Net loss attributable to common stockholders	(165,608)	(64,767)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	40,064,087	42,811,383

Net loss per share attributable to common stockholders, basic and diluted Net loss per share attributable to common stockholders, basic and diluted	$(4.13)	$(1.51)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	December 31,
	2020	2019
Convertible promissory notes	10,495,111	5,202,697
Outstanding stock options	11,065,658	9,227,850
Outstanding common stock warrants	10,832,616	7,672,809

Total	32,393,386	22,103,357